PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2022
Provisions For Tax Social Security Labor Civil And Environmental Risks And Judicial Deposits
Schedule of accrued amounts and judicial deposits

				Consolidated
	Accrued liabilities		Judicial deposits
	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Tax	219,196	111,572	184,687	78,260
Social security	1,567	1,270
Labor	375,416	304,744	297,507	218,200
Civil	851,305	139,824	25,502	17,869
Environmental	37,341	16,942	2,859	2,739
Deposit of a guarantee			23,109	22,737
	1,484,825	574,352	533,664	339,805

Classified:
Current	73,089	66,047
Non-current	1,411,736	508,305	533,664	339,805
	1,484,825	574,352	533,664	339,805

Schedule of changes in the provision for tax, social security, labor, civil and environmental risks

						Consolidated
					Current + Non-current
Nature	12/31/2021	Additions	Accrued charges	Consolidation of companies	Net utilization of reversal	12/31/2022
Tax	111,572	74,097	10,595	30,035	(7,103)	219,196
Social security	1,270	1,093	19		(815)	1,567
Labor	304,744	36,203	36,852	89,101	(91,484)	375,416
Civil	139,824	27,668	21,406	702,720	(40,313)	851,305
Environmental	16,942	22,319	1,120		(3,040)	37,341
	574,352	161,380	69,992	821,856	(142,755)	1,484,825

Schedule of legal matters with possible risk of loss

		Consolidated
	12/31/2022	12/31/2021
Assessment Notice and imposition of fine (AIIM) / Tax Enforcement - Income tax and social contribution - Capital gain on sale of NAMISA's shares	14,174,838	13,015,938

Assessment Notice and Imposition of fine (AIIM) / Tax Enforcement - Income tax and Social contribution - Disallowance of deductions of goodwill generated in the reverse incorporation of Big Jump by NAMISA.	4,920,177	4,242,051

Assessment Notice and Imposition of fine (AIIM) / Tax Enforcement - Income tax and Social contribution - Disallowance of interest on prepayment arising from supply contracts of iron ore and port services	2,388,423	2,017,602

Assessment Notice and imposition of fine (AIIM) - Income tax and social contribution due to profits from foreign subsidiaries for years 2008, 2010, 2011, 2012, 2014, 2015 and 2016.	4,104,626	4,137,519

Assessment Notice and Imposition of fine (AIIM) - IRPJ/CSLL - Disallowance of deductions of goodwill generated in the acquisition of Cimentos Mauá (1)	715,152

ICMS - SEFAZ/RJ - Electricity Credits	950,469	867,521

Offset of taxes that were not approved by the Federal Revenue Service - IRPJ/CSLL, PIS/COFINS and IPI	2,138,608	1,660,888

ICMS - SEFAZ/RJ - Disallowance of the ICMS credits - Transfer of iron ore	666,816	614,528

ICMS - Refers to the transfer of imported raw material at an amount lower than the price disclosed in the import documentation	357,006	326,361

Disallowance of the tax loss and negative basis of social contribution arising from the adjustments in the SAPLI	663,594	600,895

Assessment Notice and imposition of fine (AIIM)/ Action for annulment - IRRF- Capital Gain of CFM vendors located abroad	289,406	266,649

CFEM – difference of understanding between CSN and ANM on the calculation basis	1,143,275	1,079,951

ICMS - SEFAZ/RJ - Assessment Notice - questions about sales for incentive area	1,255,251	1,142,386

Other tax lawsuits (federal, state, and municipal) (1)	5,579,232	3,877,976

Assessment Notice and imposition of fine (AIIM) - Charge of IRRF- RFB - Business Combinations of CSN Mineração held in 2015.	986,196	889,179

ICMS - SEFAZ/RJ - Disallowance of credits on acquisitions of Intermediate Products	623,748	562,307

Assessment Notice and imposition of fine (AIIM) - RFB - Disallowance of credits PIS/COFINS of inputs and freight	1,238,018	1,116,228

Social security lawsuits	187,338	214,323

Action to discuss the balance of the construction contract – Tebas	560,638	507,719

Action related to power supply payment’s charge - Light	386,834	324,371

Action that discusses Negotiation of energy sales - COPEN - CEEE-G (1)	193,469

Collection of defaulted amounts of contracts for the execution of the Presidente Médici Thermoelectric Power Plant - SACE - CEEE-G (1)	192,212

Enforcement action applied by Brazilian antitrust authorities (CADE)	109,206	98,740

Civil Public Action - Districts / School / Nursery relocation-CdP Dam		14,876

Other civil lawsuits (1)	1,168,591	845,043

Labor and social security lawsuits (1)	1,726,517	1,536,967

Tax foreclosures – Fine – Volta Redonda IV	122,639	104,400

ACP landfill Márcia	306,389	306,389

Other environmental lawsuits (1)	539,410	424,143
	47,688,078	40,794,950
(1)	After the acquisitions of CSN Cimentos Brasil (formerly LafargeHolcim (Brasil) S.A.), Companhia Estadual de Geração de Energia Elétrica (CEEE-G), Companhia Energética Chapecó and Metalgráfica Iguaçu S.A. these line items were impacted by the existing legal cases of each entity.